August 30, 2006

Securities and Exchange Commission
450 F Street, NE
Washington, D.C.  20549


     Re:  Van Kampen Focus Portfolios, Municipal Series 381
          File No. 333-87502     CIK #1024958

Ladies/Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on August 25, 2006.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.